GLOBAL X FUNDS
(THE "TRUST")

GLOBAL X 1-3 MONTH T-BILL ETF

SUPPLEMENT DATED OCTOBER 18, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE GLOBAL X 1-3 MONTH T-BILL ETF (THE “FUND”), AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
The SAI for the Fund is hereby amended as follows to reflect that the Fund’s order window for purchase orders and redemption orders of creation units closes upon the earlier of (i) 3:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Fund's Exchange, on any Business Day:
1.In the section titled “PURCHASE AND REDEMPTION OF CREATION UNITS,” under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS,” the text following the sub-heading “Timing of Submission of Purchase Orders” is hereby deleted and replaced with the following:
For all Funds, other than the Global X 1-3 Month T-Bill ETF, an Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund's Exchange, on any Business Day in order to receive that Business Day's NAV. For the Global X 1-3 Month T-Bill ETF, an Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 3:00 p.m., Eastern Time or (ii) one hour prior to the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.
2.In the section titled “PURCHASE AND REDEMPTION OF CREATION UNITS,” under the heading “REDEMPTION OF CREATION UNITS,” the last sentence of the first paragraph following the table is hereby deleted and replaced with the following:
For all Funds, other than the Global X 1-3 Month T-Bill ETF, an Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund's Exchange, on any Business Day in order to receive that Business Day's NAV. For the Global X 1-3 Month T-Bill ETF, an Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 3:00 p.m., Eastern Time or (ii) one hour prior to the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.
There are no other changes to the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE